NATURE OF BUSINESS, BASIS OF PRESENTATION	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
NATURE OF BUSINESS, BASIS OF PRESENTATION
1.	NATURE OF BUSINESS, BASIS OF PRESENTATION

Novelos Therapeutics, Inc. (“Novelos” or the “Company”) is a biopharmaceutical company developing compounds for the treatment of cancer.

On April 8, 2011, the Company entered into a business combination with Cellectar, Inc. (“Cellectar”), a privately held Wisconsin corporation that designed and developed products to detect, treat and monitor a wide variety of human cancers (the “Acquisition”, see Note 10).  Immediately prior to the Acquisition, the Company completed a 1-for-153 reverse split of its common stock (the “Reverse Split”). The Company then issued to the former shareholders of Cellectar 17,001,596 shares of its common stock as consideration for the Acquisition, which shares constituted approximately 85% of Novelos’ outstanding common stock after giving effect to the Acquisition.  Upon the closing of the Acquisition, the Company completed the private placement of 6,846,537 shares of its common stock and warrants to purchase an additional 6,846,537 shares of its common stock (in each case after giving effect to the Reverse Split) for gross proceeds of approximately $5,135,000.  As a result of the Acquisition, the Company is implementing a revised business plan focused on the development of the Cellectar compounds.  Development of Novelos’ other compounds (NOV-002 and NOV-205) has been suspended.

The Reverse Split reduced the number of outstanding shares of Common Stock from 452,866,983 shares to 2,959,871 shares. On the Company's balance sheet, the aggregate par value of the issued common stock was reduced by reclassifying the par value amount of the eliminated shares of common stock to additional paid-in capital. All per share amounts and outstanding shares, including all common stock equivalents, stock options and warrants, have been retroactively restated in these financial statements and notes for all periods presented to reflect the Reverse Split. Additionally, the number of authorized shares of common stock disclosed on the balance sheet has been reduced to 150,000,000 from 750,000,000 to reflect the reduction in authorized shares of common stock that became effective concurrent with the Reverse Split.

Accounting principles generally accepted in the United States require that a company whose security holders retain the majority voting interest in the combined business be treated as the acquirer for financial reporting purposes.  Accordingly, the Acquisition will be accounted for as a reverse acquisition whereby Cellectar, Inc. will be treated as the acquirer for accounting and financial reporting purposes. The financial statements presented herein represent the historical financial information of Novelos, prior to the Acquisition.

The Company is subject to a number of risks similar to those of other small biopharmaceutical companies. Principal among these risks are dependence on key individuals, competition from substitute products and larger companies, the successful development and marketing of its products in a highly regulated environment and the need to obtain additional financing necessary to fund future operations.

On February 24, 2010, the Company announced that its Phase 3 clinical trial for NOV-002 in non-small cell lung cancer (“NSCLC”) (the “Phase 3 Trial”) did not meet its primary endpoint of a statistically significant increase in median overall survival. Following evaluation of the detailed trial data, on March 18, 2010, the Company announced that the secondary endpoints had also not been met in the Phase 3 Trial and that it had discontinued development of NOV-002 for NSCLC in combination with first-line paclitaxel and carboplatin chemotherapy.

These financial statements have been prepared on the basis that the Company will continue as a going concern. The Company has generated insignificant revenues and has incurred operating losses since inception in devoting substantially all of its efforts toward research and development. The Company expects that it will continue to generate operating losses for the foreseeable future.  The Company believes that its cash on hand at March 31, 2011, plus the proceeds from the private placement completed in connection with the Acquisition, is adequate to fund operations into the fourth quarter of 2011.  The Company’s ability to execute its operating plan beyond that time depends on its ability to obtain additional funding via the sale of equity and/or debt securities, a strategic transaction or otherwise.  The Company plans to continue to actively pursue financing alternatives, but there can be no assurance that it will obtain the necessary funding.

The accompanying unaudited financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and with the instructions to Form 10-Q.  Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for the fair presentation of these financial statements have been included. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Interim results are not necessarily indicative of results to be expected for other quarterly periods or for the entire year ending December 31, 2011. These unaudited financial statements should be read in conjunction with the audited financial statements and related notes thereto included in the Company’s latest annual report for the year ended December 31, 2010 on Form 10-K, which was filed with the Securities and Exchange Commission (“SEC”) on April 14, 2011. The report from the Company’s independent registered public accounting firm dated April 11, 2011 and included with its annual report on Form 10-K indicated that factors exist that raised substantial doubt about the Company’s ability to continue as a going concern.

Comprehensive Income (Loss) – The Company had no components of comprehensive income (loss) other than the net income (loss) in all periods presented.

Derivative Instruments – The Company generally does not use derivative instruments to hedge exposures to cash flow or market risks.  However, certain warrants to purchase common stock that do not meet the requirements for classification as equity, in accordance with the Derivatives and Hedging Topic of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”), are classified as liabilities.  In such instances, net-cash settlement is assumed for financial reporting purposes, even when the terms of the underlying contracts do not provide for a net-cash settlement. These warrants are considered derivative instruments because the agreements contain “down-round” provisions whereby the number of shares for which the warrants are exercisable and/or the exercise price of the warrants are subject to change in the event of certain issuances of stock at prices below the then-effective exercise price of the warrants.  The number of shares issuable under such warrants was 105,042 at March 31, 2011.  The primary underlying risk exposure pertaining to the warrants is the change in fair value of the underlying common stock.  Such financial instruments are initially recorded at fair value with subsequent changes in fair value recorded as a component of gain or loss on derivatives in each reporting period. If these instruments subsequently meet the requirements for equity classification, the Company reclassifies the fair value to equity.  At March 31, 2011, these warrants represented the only outstanding derivative instruments issued or held by the Company.

1. NATURE OF BUSINESS, ORGANIZATION AND GOING CONCERN

Novelos Therapeutics, Inc. (“Novelos” or the “Company”) is a pharmaceutical company developing compounds for the treatment of cancer. On April 8, 2011, Novelos completed a business combination with Cellectar, Inc. (“Cellectar”), a privately held Wisconsin corporation that designed and developed products to detect, treat and monitor a wide variety of human cancers, and Cell Acquisition Corp. (the “Merger Subsidiary”), a Wisconsin corporation and a wholly owned subsidiary of Novelos. Pursuant to the transaction Cellectar was merged into the Merger Subsidiary (the “Acquisition”, see Note 4). References in these financial statements and notes to “Cellectar” relate to the activities and financial information of Cellectar prior to the Acquisition, references to “Novelos” relate to the activities and financial information of Novelos prior to the Acquisition and references to “the Company” or “we” or “us” or “our” relate to the activities and obligations of the combined Company following the Acquisition.

Immediately prior to the Acquisition, Novelos completed a 1-for-153 reverse split of its common stock (the “Reverse Split”).  Novelos then issued to the shareholders of Cellectar at that date 17,001,596 shares of its common stock as consideration for the Acquisition, representing a ratio of 0.8435 shares of Novelos common stock in exchange for one share of Cellectar common stock (the “Exchange Ratio”) as set forth in the Agreement and Plan of Merger (the “Merger Agreement”) dated April 8, 2011.  The shares issued to Cellectar shareholders in the Acquisition constituted approximately 85% of Novelos’ outstanding common stock after giving effect to the Acquisition.  Upon the closing of the Acquisition, the Company completed the private placement of 6,846,537 shares of its common stock and warrants to purchase an additional 6,846,537 shares of its common stock for gross proceeds of approximately $5,135,000.

Accounting principles generally accepted in the United States require that a company whose security holders retain the majority voting interest in the combined business be treated as the acquirer for financial reporting purposes.  Accordingly, the Acquisition will be accounted for as a reverse acquisition whereby Cellectar, Inc. will be treated as the acquirer for accounting and financial reporting purposes. The financial statements presented herein as of and for the twelve months ended December 31, 2010 and 2009 represent the historical financial information of Cellectar, except for the capital structure which represents the historical amounts of Cellectar, retroactively adjusted to reflect the legal capital structure of Novelos by applying the Exchange Ratio. On April, 8, 2011, Cellectar was merged into the Merger Subsidiary a wholly owned subsidiary of Novelos; as such, the financial statements presented herein as of and for the nine months ended September 30, 2011 include the historical results of Cellectar from January 1, 2011 through April 8, 2011, except for the capital structure which represents the historical amounts of Cellectar, retroactively adjusted to reflect the legal capital structure of Novelos by applying the Exchange Ratio, and include the consolidated results of the combined company from April 9, 2011 through September 30, 2011.  All per-share amounts and outstanding shares, including all common stock equivalents, and stock options, have been retroactively restated in these financial statements and notes for all periods presented to reflect the capital structure of Novelos by applying the Exchange Ratio.  The cumulative capital activity from the date of inception (November 7, 2002) up to the closing of the Acquisition, as presented in the accompanying statement of stockholders’ equity, equals 17,001,596 shares of common stock, which represents the equity interests the legal parent (Novelos) issued to effect the Acquisition. The number of authorized shares of common stock disclosed on the balance sheet (150,000,000) represents the number of authorized shares of Novelos common stock following the Acquisition.  Additionally, on the accompanying balance sheets as of December 31, 2010 and 2009 and statements of stockholders’ equity for the period from inception (November 7, 2002) to December 31, 2010 the aggregate par value of the issued common stock was reduced to reflect the $0.00001 par value of Novelos common stock associated with the shares of Cellectar common stock adjusted for the Exchange Ratio and the difference was reclassified to additional paid-in capital.

As a result of the Acquisition, the Company has implemented a revised business plan focused on the development of the Cellectar compounds.  Development of Novelos’ other compounds (NOV-002 and NOV-205) has been suspended.  The Company is conducting its operations from Cellectar’s headquarters in Madison, WI and the Company’s executive offices are in Newton, MA.

The Company is subject to a number of risks similar to those of other small pharmaceutical companies. Principal among these risks are dependence on key individuals, competition from substitute products and larger companies, the successful development and marketing of its products in a highly regulated environment and the need to obtain additional financing necessary to fund future operations.

The accompanying financial statements have been prepared on a basis that assumes that the Company will continue as a going concern and that contemplates the continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the normal course of business. Cellectar has incurred losses since inception in devoting substantially all of its efforts toward research and development and has an accumulated deficit of $24,045,004 at December 31, 2010. During the year ended December 31, 2010, Cellectar generated a net loss of $4,560,263 and the Company expects that it will continue to generate operating losses for the foreseeable future.  The Company believes that its cash on hand following the Acquisition, plus the proceeds from the private placement completed in connection with the Acquisition, is adequate to fund operations until the end of 2011.  The Company’s ability to execute its operating plan beyond that time depends on its ability to obtain additional funding via the sale of equity and/or debt securities, a strategic transaction or otherwise.  The Company plans to continue to actively pursue financing alternatives, but there can be no assurance that it will obtain the necessary funding.  The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

1. NATURE OF BUSINESS, ORGANIZATION AND GOING CONCERN

Novelos Therapeutics, Inc. (“Novelos” or the “Company”) is a biopharmaceutical company developing compounds for the treatment of cancer.

On April 8, 2011, the Company entered into a business combination with Cellectar, Inc. (“Cellectar”), a privately held Wisconsin corporation that designed and developed products to detect, treat and monitor a wide variety of human cancers (the “Acquisition”, see Note 12). Immediately prior to the Acquisition, the Company completed a 1-for-153 reverse split of its common stock (the “Reverse Split”). The Company then issued 17,001,596 shares of its common stock to the former shareholders of Cellectar as consideration for the Acquisition, constituting approximately 85% of Novelos’ outstanding common stock after giving effect to the Acquisition. Upon the closing of the Acquisition, the Company completed the private placement of 6,846,537 shares of its common stock and warrants to purchase an additional 6,846,537 shares of its common stock (in each case after giving effect to the Reverse Split) for gross proceeds of approximately $5,135,000. As a result of the Acquisition, the Company is implementing a revised business plan focused on the development of the Cellectar compounds. Development of Novelos’ other compounds (NOV-002 and NOV-205) has been suspended. The Company will conduct its operations from Cellectar’s headquarters in Madison, WI and the Company’s executive offices will remain in Newton, MA.

The Reverse Split reduced the number of outstanding shares of Common Stock from 452,866,983 shares to 2,959,914 (2,959,871 after the cash settlement of fractional shares). On the accompanying balance sheet, the aggregate par value of the issued common stock was reduced by reclassifying the par value amount of the eliminated shares of common stock to additional paid-in capital. All per share amounts and outstanding shares, including all common stock equivalents, stock options and warrants, have been retroactively restated in these financial statements and notes for all periods presented to reflect the Reverse Split. Additionally, the number of authorized shares of common stock disclosed on the balance sheet has been reduced to 150,000,000 from 750,000,000 to reflect the reduction in authorized shares of common stock that became effective concurrent with the Reverse Split.

Accounting principles generally accepted in the United States require that a company whose security holders retain the majority voting interest in the combined business be treated as the acquirer for financial reporting purposes.  Accordingly, the Acquisition will be accounted for as a reverse acquisition whereby Cellectar, Inc. will be treated as the acquirer for accounting and financial reporting purposes. The financial statements presented herein represent the historical financial information of Novelos, prior to the acquisition.

The Company is subject to a number of risks similar to those of other small biopharmaceutical companies. Principal among these risks are dependence on key individuals, competition from substitute products and larger companies, the successful development and marketing of its products in a highly regulated environment and the need to obtain additional financing necessary to fund future operations.

On February 24, 2010, the Company announced that its Phase 3 clinical trial for NOV-002 in non-small cell lung cancer (the “Phase 3 Trial”) did not meet its primary endpoint of a statistically significant increase in median overall survival. Following evaluation of the detailed trial data, on March 18, 2010, the Company announced that the secondary endpoints had also not been met in the Phase 3 Trial and that it had discontinued development of NOV-002 for NSCLC in combination with first-line paclitaxel and carboplatin chemotherapy.

These financial statements have been prepared on the basis that the Company will continue as a going concern. The Company has generated insignificant revenues and has incurred operating losses since inception in devoting substantially all of its efforts toward research and development. The Company expects that it will continue to generate operating losses for the foreseeable future. The Company believes that its cash on hand at December 31, 2010, plus the proceeds from the private placement completed in connection with the Acquisition, is adequate to fund operations into the fourth quarter of 2011. The Company’s ability to execute its operating plan beyond the fourth quarter of 2011 depends on its ability to obtain additional funding via the sale of equity and/or debt securities, a strategic transaction or otherwise. The Company plans to continue to actively pursue financing alternatives, but there can be no assurance that it will obtain the necessary funding.